Bank Borrowings - Schedule of Maturities of Bank Borrowings (Details)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 HKD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 HKD ($)
Bank Borrowings
Between 2 to 3 years	$ 26,923,000
Between 2 to 3 years			$ 26,923,000
Bank borrowings	26,923,000		26,923,000
Unutilized bank borrowing facilities	$ 69,359,000	$ 541,000,000	$ 119,359,000	$ 931,000,000